35. Subsequent events (Details Narrative) R$ / shares in Units, R$ in Millions, $ in Millions									9 Months Ended	12 Months Ended
	Jul. 01, 2020 BRL (R$)	Jun. 29, 2020 BRL (R$)	May 29, 2020 BRL (R$)	Apr. 30, 2020	Apr. 24, 2020 BRL (R$)	Mar. 05, 2020 BRL (R$) Properties	Jan. 09, 2020 USD ($)	Jan. 06, 2020 BRL (R$)	Sep. 30, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$) R$ / shares	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable										R$ 156	R$ 56
Dividends per common share | R$ / shares										R$ 0.582024107
Notional amount
Borrowings, interest rate										10.73%	12.61%	12.87%
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of Sale and Leaseback										On December 23, 2019, the Company signed a commitment to sell 6 properties (Pão de Açúcar stores) in the Sale and Leaseback modality to Rio Bravo Investimentos Distribuidora de Titulos e Valores Imobiliários Ltda. of a total amount of R$92, of which R$91 was paid upon signing the commitment. On September 30, 2020, the Company concluded the sale of 5 of the 6 stores. The parties entered into lease agreements for the 5 properties, with a term of 10 years, renewable for the same period, ensuring the continuity of GPA operations in properties with sustainable financial conditions.
Events After Reporting Period [Member] | Sendas Distribuidora S.A. ("Sendas") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of receipt of dividends from Exito				In April 2020, the subsidiary Sendas received R$1.2 billion of dividend and fully used to amortize the debt for the acquisition of Éxito.
Events After Reporting Period [Member] | Foreign Currency Loan Agreement [Member] | Sendas Distribuidora S.A. ("Sendas") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Currency loan agreement | $							$ 50
Events After Reporting Period [Member] | National Currency Loan Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Currency loan agreement					R$ 500
Currency loan agreement, maturity					Matures on April 25, 2022 and bear annual interest
Events After Reporting Period [Member] | National Currency Loan Agreement [Member] | Sendas Distribuidora S.A. ("Sendas") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Currency loan agreement		R$ 150			R$ 250
Currency loan agreement, maturity		Matures on June 20, 2022 and bears half-year interest
Events After Reporting Period [Member] | National Currency Loan Agreement [Member] | CBD [Member]
Disclosure of non-adjusting events after reporting period [line items]
Currency loan agreement	R$ 400		R$ 500		R$ 250
Currency loan agreement, maturity	Matures on June 21, 2022 and bears half-year interest		Matures on May 30, 2022 and bears quarterly interest
Events After Reporting Period [Member] | Sale And Leaseback [Member] | GPA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of Sale and Leaseback						On May 29, 2020, the Company concluded the sale of 5 properties. On June 29, 2020, the Company concluded the sale of 7 properties. On July 22, 2020, the Company concluded the sale of another 16 properties. On July 30, 2020, the Company concluded the sale of the remaining 11 properties, whose transfer was completed on August 28, 2020. The Company completed the sale of 39 properties for a total amount of R$1,183, of which R$ 1,179 has been already received. Four properties of non-relevant value from the total volume were not sold. The parties entered into lease agreements for each property, with a term of 15 years, renewable for the same period.
Sale of properties | Properties						43
Proceeds from sale of properties						R$ 1,246
Events After Reporting Period [Member] | Seventeen Issue Of Debentures [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount								R$ 2,000
Borrowings, maturity								P3Y
DailyAverageRates								100.00%
Borrowings, interest rate								1.45%
Effects Of COVID-19 On The Consolidated Financial Statements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of the complete analysis of the consolidated financial statements										Due to the uncertainty regarding the end of the pandemic, and its macroeconomic consequences, management assessed the existence of indicators of impairment for some of its assets and, consequently, performed an impairment test on June 30, 2020. The recoverable amount is determined by means of a calculation based on the value in use and on cash projections from financial budgets, which were reviewed and approved by Senior Management for the next three years, considering the updated projections for June 30, 2020.The discount rate applied to cash flow projections was 8.1% on June 30, 2020 (8.4% on December 31, 2019), and cash flows that exceed the three-year period were extrapolated using a growth rate of 3.9% on June 30, 2020 (4.8% on December 31, 2019).
Expenses incurred as a result of the pandemic									R$ 200